OTHER INTANGIBLE ASSETS, NET - Schedule of Definite-Lived Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,245,380	$ 1,206,788
Accumulated amortization	1,014,034	901,287
Other intangible assets, net	231,346	305,501
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	843,415	821,835
Accumulated amortization	672,849	581,930
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Original amounts	351,185	334,881
Accumulated amortization	296,864	281,032
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	50,780	50,072
Accumulated amortization	$ 44,321	$ 38,325